Average Annual Total Returns - Class K - iShares Russell Small/Mid-Cap Index Fund	Nov. 27, 2020
Russell 2500™ Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	27.77%
Since Inception	9.51%
Class K Shares
Average Annual Return:
1 Year	27.66%
Since Inception	9.53%
Inception Date	Aug. 13, 2015
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	26.53%
Since Inception	8.60%
Inception Date	Aug. 13, 2015
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.73%
Since Inception	7.19%
Inception Date	Aug. 13, 2015